UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23887

Roundhill ETF Trust

(Exact name of registrant as specified in charter)

154 West 14th Street, 2nd Floor

New York, NY 10011

(Address of principal executive offices) (Zip code)

Will Hershey, President

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, NY 10011

(Name and address of agent for service)

(646) 661-5441

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Roundhill Bitcoin Covered Call Strategy ETF
YBTC (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Bitcoin Covered Call Strategy ETF	$50	0.95%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$33,298,646
Number of Holdings	5
Portfolio Turnover	0%

30-Day SEC Yield	5.78%
30-Day SEC Yield Unsubsidized	4.08%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	97.1%
First American Government Obligations Fund	2.8%
Proshares Bitcoin Strategy ETF	-13.3%

Security Type	(%)
U.S. Treasury Bills	97.1%
Money Market Funds	2.8%
Purchased Options	0.9%
Written Options	-14.2%
Cash & Other	13.4%

Industry	(%)
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
All Funds were able to process distributions during the reporting period in accordance with their published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X502

Roundhill Daily 2X Long Magnificent Seven ETF
MAGX (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily 2X Long Magnificent Seven ETF	$56	0.95%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,848,949
Number of Holdings	20
Portfolio Turnover	0%

30-Day SEC Yield	3.09%
30-Day SEC Yield Unsubsidized	3.68%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	70.2%
United States Treasury Bill	52.7%
First American Government Obligations Fund	18.9%

Security Type	(%)
Total Return Swaps	70.2%
U.S. Treasury Bills	52.7%
Money Market Funds	18.9%
Cash & Other	-41.8%

Industry	(%)
Cash & Other	100.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 1	TSR-SAR-77926X700

Roundhill Daily Inverse Magnificent Seven ETF
MAGQ (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Daily Inverse Magnificent Seven ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily Inverse Magnificent Seven ETF	$44	0.95%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$634,480
Number of Holdings	3
Portfolio Turnover	0%

30-Day SEC Yield	4.98%
30-Day SEC Yield Unsubsidized	3.65%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	102.7%
First American Government Obligations Fund	7.8%
SOLACTIVE MAGNIFICENT SEVEN EQUAL WEIGHTED PR INDEX	-10.1%

Security Type	(%)
U.S. Treasury Bills	102.8%
Money Market Funds	7.8%
Total Return Swaps	-10.1%
Cash & Other	-0.5%

Industry	(%)
Cash & Other	100.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Daily Inverse Magnificent Seven ETF	PAGE 1	TSR-SAR-77926X809

Roundhill GLP-1 & Weight Loss ETF
OZEM (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill GLP-1 & Weight Loss ETF	$30	0.59%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$32,993,171
Number of Holdings	31
Portfolio Turnover	8%

30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.55%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Eli Lilly & Co.	21.2%
Novo Nordisk AS	19.7%
Zealand Pharma AS	5.2%
Chugai Pharmaceutical Co. Ltd.	4.6%
Amgen, Inc.	4.4%
Innovent Biologics, Inc.	3.7%
Roche Holding AG	3.3%
AstraZeneca PLC	3.2%
Hanmi Pharm Co. Ltd.	2.7%
Viking Therapeutics, Inc.	2.7%

Top Sectors	(%)
Consumer, Non-cyclical	99.5%
Communications	0.4%
Cash & Other	0.1%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill GLP-1 & Weight Loss ETF	PAGE 1	TSR-SAR-77926X882

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
QDTE (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$50	0.97%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$55,402,828
Number of Holdings	2
Portfolio Turnover	66%

30-Day SEC Yield	-0.46%
30-Day SEC Yield Unsubsidized	-0.36%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	91.4%
First American Government Obligations Fund	8.6%

Security Type	(%)
Purchased Options	91.3%
Money Market Funds	8.6%
Cash & Other	0.1%
MANAGED DISTRIBUTIONS
All Funds were able to process distributions during the reporting period in accordance with their published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X304

Roundhill S&P 500 0DTE Covered Call Strategy ETF
XDTE (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$50	0.97%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$16,042,412
Number of Holdings	2
Portfolio Turnover	17%

30-Day SEC Yield	-0.54%
30-Day SEC Yield Unsubsidized	-0.51%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
S&P 500 Index	94.1%
First American Government Obligations Fund	5.8%

Security Type	(%)
Purchased Options	94.1%
Money Market Funds	5.8%
Cash & Other	0.1%
MANAGED DISTRIBUTIONS
All Funds were able to process distributions during the reporting period in accordance with their published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
Roundhill S&P 500 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X205

Roundhill S&P Dividend Monarchs ETF
KNGS (Principal U.S. Listing Exchange: NYSE,NASDAQ,CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Roundhill S&P Dividend Monarchs ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P Dividend Monarchs ETF	$17	0.35%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$2,957,227
Number of Holdings	38
Portfolio Turnover	24%

30-Day SEC Yield	2.63%
30-Day SEC Yield Unsubsidized	2.58%
Visit https://www.roundhillinvestments.com/etf/   for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(%)
Black Hills Corp.	5.3%
Federal Realty Investment Trust	4.7%
Kimberly-Clark Corp.	4.3%
Sonoco Products Co.	4.2%
National Fuel Gas Co.	4.1%
Kenvue, Inc.	3.9%
AbbVie, Inc.	3.8%
Coca-Cola Co.	3.7%
Archer-Daniels-Midland Co.	3.5%
Johnson & Johnson	3.4%

Top Sectors	(%)
Consumer, Non-cyclical	43.5%
Utilities	18.0%
Industrial	14.1%
Consumer, Cyclical	9.3%
Basic Materials	7.8%
Financial	6.9%
Cash & Other	0.4%

Industry	(%)
Cosmetics/Personal Care	9.2%
Pharmaceuticals	8.9%
Water	8.6%
Retail	8.5%
Beverages	6.8%
Chemicals	6.7%
Electric	5.3%
Food	5.1%
REITS	4.6%
Cash & Other	36.3%
MANAGED DISTRIBUTIONS
All Funds were able to process distributions during the reporting period in accordance with their published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill S&P Dividend Monarchs ETF	PAGE 1	TSR-SAR-77926X106

Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary
Roundhill S&P Dividend Monarchs ETF	PAGE 2	TSR-SAR-77926X106

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETFs
Roundhill Bitcoin Covered Call Strategy ETF (YBTC)
Roundhill Daily 2X Long Magnificent Seven ETF (MAGX)
Roundhill Daily Inverse Magnificent Seven ETF (MAGQ)
Roundhill GLP-1 & Weight Loss ETF (OZEM)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF (QDTE)
Roundhill S&P 500 0DTE Covered Call Strategy ETF (XDTE)
Roundhill S&P Dividend Monarchs ETF (KNGS)
Semi-Annual Report
June 30, 2024 (Unaudited)

Roundhill Bitcoin Covered Call Strategy ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.9%(a)(b)
Call Options - 0.9%
Proshares Bitcoin Strategy ETF, Expiration: 07/19/2024; Exercise Price: $24.12	$33,778,506	15,006	$309,423
TOTAL PURCHASED OPTIONS
(Cost $702,444)			309,423
		Shares
SHORT-TERM INVESTMENTS - 99.9%
Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 5.23%(c)		948,640	948,640
		Par
U.S. Treasury Bills - 97.1%
5.28%, 07/02/2024(d)		$32,325,000	32,320,282
TOTAL SHORT-TERM INVESTMENTS (Cost $33,268,922)			33,268,922
TOTAL INVESTMENTS - 100.8%
(Cost $33,971,366)			$33,578,345
Liabilities in Excess of Other Assets - (0.8)%			(279,699)
TOTAL NET ASSETS - 100.0%			$33,298,646

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Roundhill Bitcoin Covered Call Strategy ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.2)%(a)(b)
Call Options - (0.7)%
Proshares Bitcoin Strategy ETF, Expiration: 07/19/2024; Exercise Price: $24.71	$(33,778,506)	(15,006)	$(238,596)
Put Options - (13.5)%
Proshares Bitcoin Strategy ETF, Expiration: 07/19/2024; Exercise Price: $24.12	(33,778,506)	(15,006)	(4,505,101)
TOTAL WRITTEN OPTIONS (Premiums received $4,524,912)			$(4,743,697)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$309,423	$ —	$309,423
Money Market Funds	948,640	—	—	948,640
U.S. Treasury Bills	—	32,320,282	—	32,320,282
Total Investments	$948,640	$32,629,705	$—	$33,578,345
Liabilities:
Investments:
Written Options	$—	$(4,743,697)	$—	$(4,743,697)
Total Investments	$—	$(4,743,697)	$—	$(4,743,697)

Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

2

Roundhill Daily 2X Long Magnificent Seven ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 71.6%
Money Market Funds - 18.9%
First American Government Obligations Fund - Class X, 5.23%(a)	1,296,807	$1,296,806
	Par
U.S. Treasury Bills - 52.7%
5.27%, 07/02/2024(b)	$3,609,000	3,608,474
TOTAL SHORT-TERM INVESTMENTS (Cost $4,905,280)		4,905,280
TOTAL INVESTMENTS - 71.6% (Cost $4,905,280)		$4,905,280
Other Assets in Excess of Liabilities - 28.4%		1,943,669
TOTAL NET ASSETS - 100.0%		$6,848,949

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(b)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

ROUNDHILL DAILY 2X LONG MAGNIFICENT SEVEN ETF
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Roundhill Magnificent Seven ETF Swap	Overnight Bank Funding Rate + 0.65% = 0.00%	Nomura Securities International, Inc.	03/27/2025	Termination	$ 12,753,685	$900,954

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$1,296,807	$—	$ —	$1,296,807
U.S. Treasury Bills	—	3,608,474	—	3,608,474
Total Investments	$1,296,807	$3,608,474	$—	$4,905,280
Other Financial Instruments*:
Total Return Swaps	$900,954	$—	$—	$900,954
Total Other Financial Instruments	$900,954	$—	$—	$900,954

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.
Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

4

Roundhill Daily Inverse Magnificent Seven ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 110.6%
Money Market Funds - 7.8%
First American Government Obligations Fund - Class X, 5.23%(a)	49,645	$49,645
	Par
U.S. Treasury Bills - 102.8%
5.28%, 07/02/2024(b)	$652,000	651,905
TOTAL SHORT-TERM INVESTMENTS (Cost $701,550)		701,550
TOTAL INVESTMENTS - 110.6% (Cost $701,550)		$701,550
Liabilities in Excess of Other Assets - (10.6)%		(67,070)
TOTAL NET ASSETS - 100.0%		$634,480

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(b)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Roundhill Daily Inverse Magnificent Seven ETF
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Overnight Bank Funding Rate + (0.18)% = %	SOLACTIVE MAGNIFICENT SEVEN EQUAL WEIGHTED PR INDEX SWAP	Nomura Securities International, Inc.	03/27/2025	Termination	$ (556,628)	$(64,282)
Total Unrealized Appreciation (Depreciation)						$(64,282)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$49,645	$—	$ —	$49,645
U.S. Treasury Bills	—	651,905	—	651,905
Total Investments	$49,645	$651,905	$—	$701,550
Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(64,282)	$—	$—	$(64,282)
Total Other Financial Instruments	$ (64,282)	$ —	$—	$ (64,282)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.
Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

6

Roundhill GLP-1 & Weight Loss ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Biotechnology - 28.4%(a)
Altimmune, Inc.(b)	124,263	$826,349
Amgen, Inc.	4,647	1,451,955
Arrowhead Pharmaceuticals, Inc.(b)	9,429	245,060
Biohaven Ltd.(b)	17,165	595,797
Genexine, Inc.(b)	51,343	231,631
Gubra AS(b)	9,852	692,367
Immunovant, Inc.(b)	17,684	466,858
Innovent Biologics, Inc.(b)(c)	258,500	1,218,434
Keros Therapeutics, Inc.(b)	5,167	236,132
Regeneron Pharmaceuticals, Inc.(b)	790	830,314
Scholar Rock Holding Corp.(b)	58,222	484,989
Structure Therapeutics, Inc. - ADR(b)	14,082	553,000
Terns Pharmaceuticals, Inc.(b)	98,772	672,637
Viking Therapeutics, Inc.(b)	16,535	876,520
		9,382,043
Healthcare-Services - 0.6%
OPKO Health, Inc.(b)	164,239	205,299
Internet - 0.4%
Hims & Hers Health, Inc.(b)	5,889	118,899
Pharmaceuticals - 70.5%(a)
AstraZeneca PLC - ADR	13,652	1,064,719
Chugai Pharmaceutical Co. Ltd.	42,800	1,520,855
Corcept Therapeutics, Inc.(b)	9,869	320,644
CSPC Pharmaceutical Group Ltd.	570,000	454,108
Eli Lilly & Co.	7,726	6,994,966
Hanmi Pharm Co. Ltd.	4,575	899,046
Novo Nordisk AS - ADR	45,592	6,507,802
Pfizer, Inc.	27,613	772,612
Rhythm Pharmaceuticals, Inc.(b)	11,920	489,435
Roche Holding AG	3,944	1,095,068
Shionogi & Co. Ltd.	11,200	437,041
Takeda Pharmaceutical Co. Ltd. - ADR	35,715	462,152
United Laboratories International Holdings Ltd.	482,000	508,707
Zealand Pharma AS(b)	13,424	1,721,842
		23,248,997
TOTAL COMMON STOCKS (Cost $31,823,334)		32,955,238

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(d)	38,242	$38,242
TOTAL SHORT-TERM INVESTMENTS (Cost $38,242)		38,242
TOTAL INVESTMENTS - 100.0% (Cost $31,861,576)		$32,993,480
Liabilities in Excess of Other Assets - (0.0)%(e)		(309)
TOTAL NET ASSETS - 100.0%		$32,993,171

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,218,434 or 3.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

Roundhill GLP-1 & Weight Loss ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,955,238	$ —	$ —	$32,955,238
Money Market Funds	38,242	—	—	38,242
Total Investments	$32,993,480	$—	$—	$32,993,480

Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

8

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 91.3%(a)(b)
Call Options - 91.3%
Nasdaq 100 Stock Index, Expiration: 03/21/2025; Exercise Price: $1,696.69	$55,112,036	28	$50,618,399
TOTAL PURCHASED OPTIONS (Cost $48,260,057)			50,618,399
		Shares
SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 8.6%
First American Government Obligations Fund - Class X, 5.23%(c)		4,747,423	4,747,423
TOTAL SHORT-TERM INVESTMENTS (Cost $4,747,423)			4,747,423
TOTAL INVESTMENTS - 99.9%
(Cost $53,007,480)			55,365,822
Other Assets in Excess of Liabilities - 0.1%			37,006
TOTAL NET ASSETS - 100.0%			$55,402,828

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$50,618,399	$ —	$50,618,399
Money Market Funds	4,747,423	—	—	4,747,423
Total Investments	$4,747,423	$50,618,399	$—	$55,365,822

Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

9

Roundhill S&P 500 0DTE Covered Call Strategy ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 94.1%(a)(b)
Call Options - 94.1%
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $420.69	$16,381,440	30	$15,098,538
TOTAL PURCHASED OPTIONS
(Cost $14,591,433)			15,098,538
		Shares
SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
First American Government Obligations Fund - Class X, 5.23%(c)		927,017	927,017
TOTAL SHORT-TERM INVESTMENTS (Cost $927,017)			927,017
TOTAL INVESTMENTS - 99.9%
(Cost $15,518,450)			$16,025,555
Other Assets in Excess of Liabilities - 0.1%			16,857
TOTAL NET ASSETS - 100.0%			$16,042,412

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$15,098,538	$ —	$15,098,538
Money Market Funds	927,017	—	—	927,017
Total Investments	$927,017	$15,098,538	$—	$16,025,555

Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

10

Roundhill S&P Dividend Monarchs ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Agriculture - 3.5%
Archer-Daniels-Midland Co.	1,697	$ 102,584
Banks - 2.3%
Commerce Bancshares, Inc./MO	1,213	67,661
Beverages - 6.8%
Coca-Cola Co.	1,722	109,605
PepsiCo, Inc.	556	91,701
		201,306
Chemicals - 6.7%
HB Fuller Co.	483	37,172
PPG Industries, Inc.	453	57,028
RPM International, Inc.	472	50,825
Stepan Co.	643	53,986
		199,011
Commercial Services - 3.6%
ABM Industries, Inc.	1,487	75,198
S&P Global, Inc.	68	30,328
		105,526
Cosmetics/Personal Care - 9.2%
Colgate-Palmolive Co.	825	80,058
Kenvue, Inc.	6,336	115,189
Procter & Gamble Co.	473	78,007
		273,254
Distribution/Wholesale - 0.8%
WW Grainger, Inc.	25	22,556
Electric - 5.3%
Black Hills Corp.	2,883	156,778
Electrical Components & Equipment - 2.1%
Emerson Electric Co.	555	61,139
Food - 5.1%
Hormel Foods Corp.	3,034	92,506
Lancaster Colony Corp.	305	57,636
		150,142
Gas - 4.1%
National Fuel Gas Co.	2,258	122,361
Hand/Machine Tools - 4.3%
MSA Safety, Inc.	168	31,532
Stanley Black & Decker, Inc.	1,200	95,868
		127,400
Healthcare-Products - 2.1%
Abbott Laboratories	592	61,515
Household Products/Wares - 4.3%
Kimberly-Clark Corp.	913	126,177

	Shares	Value
Iron/Steel - 1.1%
Nucor Corp.	206	32,564
Machinery-Diversified - 1.3%
Dover Corp.	220	39,699
Miscellaneous Manufacturing - 2.2%
Illinois Tool Works, Inc.	274	64,927
Packaging & Containers - 4.2%
Sonoco Products Co.	2,434	123,452
Pharmaceuticals - 8.9%
AbbVie, Inc.	661	113,375
Becton Dickinson & Co.	216	50,481
Johnson & Johnson	690	100,850
		264,706
Retail - 8.5%
Genuine Parts Co.	520	71,926
Lowe's Cos., Inc.	243	53,572
Target Corp.	491	72,688
Walmart, Inc.	769	52,069
		250,255
Water - 8.6%
American States Water Co.	1,117	81,060
California Water Service Group	1,716	83,209
SJW Group	1,690	91,632
		255,901
TOTAL COMMON STOCKS (Cost $2,706,528)		2,808,914
REAL ESTATE INVESTMENT TRUSTS - 4.6%
Federal Realty Investment Trust	1,366	137,925
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $132,380)		137,925
TOTAL INVESTMENTS - 99.6% (Cost $2,838,908)		$2,946,839
Other Assets in Excess of Liabilities - 0.4%		10,388
TOTAL NET ASSETS - 100.0%		$2,957,227

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

11

Roundhill S&P Dividend Monarchs ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,808,914	$ —	$ —	$2,808,914
Real Estate Investment Trusts	137,925	—	—	137,925
Total Investments	$2,946,839	$—	$—	$2,946,839

Refer to the Schedule of Investments for additional information.
The accompanying notes are an integral part of these financial statements.

12

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Roundhill Bitcoin Covered Call Strategy ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Daily Inverse Magnificent Seven ETF	Roundhill GLP-1 & Weight Loss ETF	Roundhill Innovation- 100 0DTE Covered Call Strategy ETF
ASSETS:
Investments, at value	$33,578,345	$4,905,280	$701,550	$32,993,480	$55,365,822
Restricted Cash	2,325,818	—	—	—	—
Deposit at broker for option contract	2,160,246	—	—	—	—
Dividends and interest receivable	3,061	2,000	252	11,007	12,446
Unrealized appreciation on swap contracts	—	900,954	—	—	—
Receivable for investments sold	—	—	71	—	66,482
Receivable for fund shares sold	—	—	—	—	7,258,536
Receivable from broker	—	1,050,000	—	—	—
Total assets	38,067,470	6,858,234	701,873	33,004,487	62,703,286
LIABILITIES:
Written option contracts, at value	4,743,697	—	—	—	—
Payable to custodian	—	—	—	—	3,627,910
Payable to adviser	25,127	3,198	508	11,316	26,896
Unrealized depreciation on swap contracts	—	—	64,282	—	—
Payable to broker	—	3,895	1,538	—	—
Payable for investments purchased	—	2,192	1,065	—	3,645,652
Total liabilities	4,768,824	9,285	67,393	11,316	7,300,458
NET ASSETS	$33,298,646	$6,848,949	$634,480	$32,993,171	$55,402,828
Net Assets Consists of:
Paid-in capital	$39,577,846	$5,954,168	$726,439	$31,767,440	$55,022,637
Total distributable earnings/ (accumulated losses)	(6,279,200)	894,781	(91,959)	1,225,731	380,191
Total net assets	$33,298,646	$6,848,949	$634,480	$32,993,171	$55,402,828
Net asset	$33,298,646	$6,848,949	$634,480	$32,993,171	$55,402,828
Shares issued and outstanding(a)	740,000	200,000	30,000	1,240,000	1,220,000
Net asset value per share	$45.00	$34.24	$21.15	$26.61	$45.41
Cost:
Investments, at cost	$33,971,366	$4,905,280	$701,550	$31,861,576	$53,007,480
Proceeds:
Written options premium	$4,524,912	$—	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

13

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P Dividend Monarchs ETF
ASSETS:
Investments, at value	$16,025,555	$2,946,839
Receivable for investments sold	16,418	13,151
Cash	6,095	—
Dividends and interest receivable	3,758	5,683
Total assets	16,051,826	2,965,673
LIABILITIES:
Payable to adviser	9,414	859
Payable to custodian	—	7,587
Total liabilities	9,414	8,446
NET ASSETS	$16,042,412	$2,957,227
Net Assets Consists of:
Paid-in capital	$15,959,232	$2,913,049
Total distributable earnings	83,180	44,178
Total net assets	$16,042,412	$2,957,227
Net asset	$16,042,412	$2,957,227
Shares issued and outstanding(a)	305,000	110,000
Net asset value per share	$52.60	$26.88
Cost:
Investments, at cost	$15,518,450	$2,838,908

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	Roundhill Bitcoin Covered Call Strategy ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Daily Inverse Magnificent Seven ETF	Roundhill GLP-1 & Weight Loss ETF	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$—	$ —	$13,825
Less: Dividend withholding taxes	—	—	—	(1,093)	—
Interest income	382,756	42,370	8,420	1,286	32,691
Total investment income	382,756	42,370	8,420	14,018	32,691
EXPENSES:
Investment advisory fee	72,147	8,311	1,485	11,721	54,421
Interest expense	—	—	—	—	1,278
Total expenses	72,147	8,311	1,485	11,721	55,699
NET INVESTMENT INCOME/(LOSS)	310,609	34,059	6,935	2,297	(23,008)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(3,435,074)	—	—	96,928	29,668
Written option contracts expired or closed	1,441,280	—	—	—	(260,774)
Swap contracts	—	(40,232)	(34,612)	—	—
Other investments	(80,568)	—	—	—	—
Foreign currency translation	—	—	—	(5,383)	—
Net realized gain/(loss)	(2,074,362)	(40,232)	(34,612)	91,545	(231,106)
Net change in unrealized appreciation/(depreciation) on:
Investments	(393,021)	—	—	1,131,904	2,358,342
Written option contracts	(218,785)	—	—	—	—
Swap contracts	—	900,954	(64,282)	—	—
Foreign currency translation	—	—	—	(15)	—
Net change in unrealized appreciation/(depreciation)	(611,806)	900,954	(64,282)	1,131,889	2,358,342
Net realized and unrealized gain/(loss)	(2,686,168)	860,722	(98,894)	1,223,434	2,127,236
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,375,559)	$894,781	$(91,959)	$1,225,731	$2,104,228

The accompanying notes are an integral part of these financial statements.

15

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)(Continued)

	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P Dividend Monarchs ETF
INVESTMENT INCOME:
Dividend income	$—	$46,902
Interest income	8,391	234
Total investment income	8,391	47,136
EXPENSES:
Investment advisory fee	20,789	5,197
Interest expense	491	—
Total expenses	21,280	5,197
NET INVESTMENT INCOME/(LOSS)	(12,889)	41,939
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	5,649	(62,995)
Written option contracts expired or closed	16,819	—
Net realized gain/(loss)	22,468	(62,995)
Net change in unrealized appreciation/(depreciation) on:
Investments	507,105	(23,072)
Net change in unrealized appreciation/(depreciation)	507,105	(23,072)
Net realized and unrealized gain/(loss)	529,573	(86,067)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$516,684	$(44,128)

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	Roundhill Bitcoin Covered Call Strategy ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Daily Inverse Magnificent Seven ETF	Roundhill GLP-1 & Weight Loss ETF
	Period Ended June 30, 2024(a) (Unaudited)	Period Ended June 30, 2024(b) (Unaudited)	Period Ended June 30, 2024(b) (Unaudited)	Period Ended June 30, 2024(c) (Unaudited)
OPERATIONS:
Net investment income	$310,609	$34,059	$6,935	$2,297
Net realized gain/(loss)	(2,074,362)	(40,232)	(34,612)	91,545
Net change in unrealized appreciation/(depreciation)	(611,806)	900,954	(64,282)	1,131,889
Net increase/(decrease) in net assets from operations	(2,375,559)	894,781	(91,959)	1,225,731
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,903,641)	—	—	—
Total distributions to shareholders	(3,903,641)	—	—	—
CAPITAL TRANSACTIONS:
Creations	39,489,437	5,947,900	726,391	33,059,452
Redemptions	—	—	—	(1,296,825)
ETF transaction fees (See Note 4)	88,409	6,268	48	4,813
Net increase in net assets from capital transactions	39,577,846	5,954,168	726,439	31,767,440
NET INCREASE IN NET ASSETS	33,298,646	6,848,949	634,480	32,993,171
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$33,298,646	$6,848,949	$634,480	$32,993,171
SHARES TRANSACTIONS
Creations	740,000	200,000	30,000	1,290,000
Redemptions	—	—	—	(50,000)
Total increase in shares outstanding	740,000	200,000	30,000	1,240,000

(a)	Inception date of the Fund was January 17, 2024.
(b)	Inception date of the Fund was February 28, 2024.
(c)	Inception date of the Fund was May 20, 2024.
The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets(Continued)

	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P Dividend Monarchs ETF
	Period Ended June 30, 2024(a) (Unaudited)	Period Ended June 30, 2024(a) (Unaudited)	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(b)
OPERATIONS:
Net investment income/(loss)	$(23,008)	$(12,889)	$41,939	$9,166
Net realized gain/(loss)	(231,106)	22,468	(62,995)	44
Net change in unrealized appreciation/(depreciation)	2,358,342	507,105	(23,072)	131,177
Net increase/(decrease) in net assets from operations	2,104,228	516,684	(44,128)	140,387
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,724,037)	(433,504)	(42,806)	(9,275)
Return of capital	—	—	—	(9,057)
Total distributions to shareholders	(1,724,037)	(433,504)	(42,806)	(18,332)
CAPITAL TRANSACTIONS:
Creations	58,702,821	15,959,232	1,096,910	2,094,332
Redemptions	(3,680,184)	—	(269,136)	(100,000)
Net increase in net assets from capital transactions	55,022,637	15,959,232	827,774	1,994,332
NET INCREASE IN NET ASSETS	55,402,828	16,042,412	740,840	2,116,387
NET ASSETS:
Beginning of the period	—	—	2,216,387	100,000
End of the period	$55,402,828	$16,042,412	$2,957,227	$2,216,387
SHARES TRANSACTIONS
Creations	1,300,000	305,000	40,000	84,000
Redemptions	(80,000)	—	(10,000)	(4,000)
Total increase in shares outstanding	1,220,000	305,000	30,000	80,000

(a)	Inception date of the Fund was March 6, 2024.
(b)	Inception date of the Fund was November 1, 2023.
The accompanying notes are an integral part of these financial statements.

18

Roundhill Bitcoin Covered Call Strategy ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.17
INVESTMENTS OPERATIONS:
Net investment income(b)	0.95
Net realized and unrealized gain on investments	5.68
Total from investment operations	6.63
LESS DISTRIBUTIONS FROM:
From net investment income	(12.07)
Total distributions	(12.07)
ETF transaction fees per share	0.27
Net asset value, end of period	$45.00
Total return(c)	12.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,299
Ratio of expenses to average net assets(d)	0.95%
Ratio of net investment income to average net assets(d)	4.09%
Portfolio turnover rate(c)(e)	—%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Roundhill Daily 2X Long Magnificent Seven ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.99
INVESTMENTS OPERATIONS:
Net investment income(b)	0.37
Net realized and unrealized gain on investments	8.81
Total from investment operations	9.18
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.07
Net asset value, end of period	$34.24
Total return(c)	37.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,849
Ratio of expenses to average net assets(d)	0.95%
Ratio of net investment income to average net assets(d)	3.89%
Portfolio turnover rate(c)(e)	—%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

Roundhill Daily Inverse Magnificent Seven ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.96
INVESTMENTS OPERATIONS:
Net investment income(b)	0.34
Net realized and unrealized loss on investments	(4.15)
Total from investment operations	(3.81)
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$21.15
Total return(d)	-15.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$634
Ratio of expenses to average net assets(e)	0.95%
Ratio of net investment income to average net assets(e)	4.44%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

Roundhill GLP-1 & Weight Loss ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.25
INVESTMENTS OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain on investments	1.35
Total from investment operations	1.35
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.01
Net asset value, end of period	26.61
Total return(d)	5.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,993
Ratio of expenses to average net assets(e)	0.59%
Ratio of net investment income to average net assets(e)	0.12%
Portfolio turnover rate(d)(f)	8%

(a)	Inception date of the Fund was May 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$45.72
INVESTMENTS OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized gain on investments	3.53
Total from investment operations	3.47
LESS DISTRIBUTIONS FROM:
From net investment income	(3.78)
Total distributions	(3.78)
Net asset value, end of period	$45.41
Total return(c)	8.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,403
Ratio of expenses to average net assets(d)	0.97%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.95%
Ratio of net investment loss to average net assets(d)	(0.40)%
Portfolio turnover rate(c)(e)	66%

(a)	Inception date of the Fund was March 6, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

Roundhill S&P 500 0DTE Covered Call Strategy ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$51.81
INVESTMENTS OPERATIONS:
Net investment loss(b)	(0.10)
Net realized and unrealized gain on investments	3.76
Total from investment operations	3.66
LESS DISTRIBUTIONS FROM:
From net investment income	(2.87)
Total distributions	(2.87)
Net asset value, end of period	$52.60
Total return(c)	7.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,042
Ratio of expenses to average net assets(d)	0.97%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.95%
Ratio of net investment loss to average net assets(d)	(0.59)%
Portfolio turnover rate(c)(e)	17%

(a)	Inception date of the Fund was March 6, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

Roundhill S&P Dividend Monarchs ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.70	$25.10
INVESTMENTS OPERATIONS:
Net investment income(b)	0.39	0.19
Net realized and unrealized gain (loss) on investments	(0.82)	2.64
Total from investment operations	(0.43)	2.83
LESS DISTRIBUTIONS FROM:
From net investment income	(0.39)	(0.12)
Return of capital	—	(0.11)
Total distributions	(0.39)	(0.23)
Net asset value, end of period	$26.88	$27.70
Total return(c)	-1.58%	11.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,957	$2,216
Ratio of expenses to average net assets(d)	0.35%	0.35%
Ratio of net investment income to average net assets(d)	2.82%	4.24%
Portfolio turnover rate(c)(e)	24%	—%

(a)	Inception date of the Fund was November 1, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
Roundhill S&P Dividend Monarchs ETF (“KNGS”), Roundhill Bitcoin Covered Call Strategy ETF (“YBTC”), Roundhill Daily 2X Long Magnificent Seven ETF (“MAGX”), Roundhill Daily Inverse Magnificent Seven ETF (“MAGQ”), Roundhill S&P 500 0DTE Covered Call Strategy ETF (“XDTE”), Roundhill Innovation-100 0DTE Covered Call Strategy ETF (“QDTE”), and Roundhill GLP-1 & Weight Loss ETF (“OZEM”) are non-diversified series of Roundhill ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on May 2, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.
KNGS is a passively-managed exchange-traded fund (“ETF”). KNGS’s investment objective is to track the total return performance, before fees and expenses, of the S&P Dividend Monarchs Index.
YBTC is an actively-managed ETF. YBTC’s investment objective is to provide current income with a secondary objective to provide exposure to the price return of one or more ETFs that provide exposure to bitcoin and whose shares trade on a U.S.-regulated securities exchange.
MAGX is an actively-managed ETF. MAGX’s investment objective is growth of capital. MAGX seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Magnificent Seven ETF.
MAGQ is an actively-managed ETF. MAGQ’s investment objective is growth of capital. MAGQ seeks daily investment results, before fees and expenses, of the inverse (-1X) of the daily performance of the Magnificent Seven ETF.
XDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index.
QDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index.
OZEM is an actively managed ETF. OZEM’s investment objective is to provide capital appreciation by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

26

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of June 30, 2024 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the

27

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax. Distributions received from REITs may be classified as dividends, capital gains, or return of capital.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2023, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of

28

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
December 31, 2023, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal period. At December 31, 2023, the Funds’ fiscal period end, the tax periods since commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – MAGX and MAGQ may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. The amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at the June 28, 2024 monthly reset date that will be received/paid from/to the broker.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swaps are gross settlement amounts.
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2024.
MAGX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$1,000,851	$ (99,897)	$ 900,954	$ —	$ —	$900,954
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(99,897)	$99,897	$—	$—	$—	$—

29

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
MAGQ

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$4,464	$(4,464)	$—	$ —	$ —	$—
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(68,746)	$4,464	$(64,282)	$—	$—	$(64,282)

The average monthly notional amount of the swap contracts during the period ended June 30, 2024 was as follows:

Average Monthly Notional Amount of Swap Contracts
MAGX	$5,559,759
MAGQ	(436,422)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
MAGX	Equity Risk Swap Contracts	Unrealized appreciation on swap contracts	$900,954	$—
MAGQ	Equity Risk Swap Contracts	Unrealized depreciation on swap contracts	—	64,282

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended June 30, 2024:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
MAGX	Equity Risk Swap Contracts	Swap Contracts	$(40,232)	$900,954
MAGQ	Equity Risk Swap Contracts	Swap Contracts	(34,612)	(64,282)

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option

30

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2024, the Funds’ derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the period ended June 30, 2024, were as follows:

	YBTC	XDTE	QDTE
Purchased Options	$799,337	$5,769,563	$15,420,037
Written Options	(4,307,112)	(9)	(290)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
YBTC	Purchased Options	$309,423	$—
	Written Options	—	4,743,697
XDTE	Purchased Options	15,098,538	—
	Written Options	—	—
QDTE	Purchased Options	50,618,399	—
	Written Options	—	—

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations as of June 30, 2024:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
YBTC	Equity Risk Contracts	$ —	$1,441,280	$ —	$(218,785)
XDTE	Equity Risk Contracts	—	16,819	—	—
QDTE	Equity Risk Contracts	—	(260,774)	—	—

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

31

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at the following rates:

KNGS	0.35%
YBTC	0.95%
MAGX	0.95%
MAGQ	0.95%
XDTE	0.95%
QDTE	0.95%
OZEM	0.59%

The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Subadvisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million
3.5 bps (0.035%) on the next $800 million
3 bps (0.03%) on the next $1 billion
2.5 bps (0.025%) on the balance over $2 billion

Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

32

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At June 30, 2024, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of KNGS are listed and traded on the NYSE Arca, Inc. Shares of YBTC, XDTE and QDTE are listed and traded on the Cboe BZX Exchange, Inc. Shares of MAGX, MAGQ and OZEM are listed and traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant

33

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal period ended June 30, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
KNGS	$42,806	$ —	$ —
YBTC	3,903,641	—	—
MAGX	—	—	—
MAGQ	—	—	—
XDTE	433,504	—	—
QDTE	1,724,037	—	—
OZEM	—	—	—

Fiscal period ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
KNGS	$ 9,240	$ 35	$ 9,057

(1)	Ordinary income includes short-term capital gains.
At December 31, 2023, the Funds’ fiscal period end, KNGS components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$2,080,986
Gross Tax Unrealized Appreciation	$136,324
Gross Tax Unrealized Depreciation	(5,212)
Net Tax Unrealized Appreciation (Depreciation)	131,112
Distributable Earnings	$131,112

Under current tax law, net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. KNGS did not defer any post-October losses for the fiscal period ended December 31, 2023. At December 31, 2023, the Funds’ fiscal period end, KNGS had no short-term or long-term capital losses.

34

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
KNGS	$1,506	$(5,640)
YBTC	—	—
MAGX	—	—
MAGQ	—	—
XDTE	—	—
QDTE	—	—
OZEM	143,502	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
KNGS	$713,536	$710,223	$1,094,905	$271,085
YBTC	43,093,860	30,828,343	—	—
MAGX	—	—	—	—
MAGQ	—	—	—	—
XDTE	1,639,515	239,797	—	—
QDTE	8,208,909	3,301,548	—	—
OZEM	4,590,512	1,662,578	29,922,006	1,117,397

There were no realized gains and losses from in-kind redemptions for the period ended June 30, 2024.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
The Adviser filed a registration statement for the Roundhill S&P 500 Target 10 Managed Distribution ETF and the Roundhill S&P 500 Target 20 Managed Distribution ETF.The Funds’ primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of 10% and 20%, respectively. The Funds’ secondary investment objective is to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
The Adviser also filed a registration statement for the Roundhill Lucky Eight ETF. The Fund’s investment objective is to provide capital appreciation through exposure to a group of eight Chinese companies commonly recognized for their market dominance in technological innovation.
The Adviser also filed a registration statement for the Roundhill U.S. Equity No Dividend ETF. The Fund’s investment objective is to track the total return, before fees and expenses, of the S&P 500 Index.

35

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The Adviser also filed a registration statement for the Roundhill Ether Covered Call Strategy ETF, with the primary investment objective of providing current income with a secondary investment objective to provide exposure to the price return of one or more exchange-traded funds that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.
The Adviser also filed a registration statement for the Roundhill Small Cap 0DTE Covered Call Strategy ETF, with the primary investment objective of providing current income with a secondary investment objective to provide capital appreciation.
The registration statements can be found on the SEC’s website at www.sec.gov. Other than disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

36

Roundhill ETF Trust
Supplemental Information
June 30, 2024 (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.roundhillinvestments.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.roundhillinvestments.com.
TAX INFORMATION
For the fiscal period ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill S&P Dividend Monarchs ETF	90.43%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2023 was as follows:

Roundhill S&P Dividend Monarchs ETF	90.46%

For the fiscal period ended December 31, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Roundhill S&P Dividend Monarchs ETF	0.10%

37

Investment Adviser:
Roundhill Financial Inc.
154 W. 14th St., 2nd Floor
New York, NY 10011
Investment Sub-Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120
Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Roundhill ETF Trust

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President

Date	9/6/2024

By (Signature and Title)*	/s/ Timothy Maloney
Timothy Maloney, Treasurer

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature.